Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 80,473	$ 271,467	$ 1,028,183
Prepaid expenses		94,553	604,107
Total current assets	80,473	366,020	1,632,290
Cash and marketable securities held in Trust Account	81,950,013	208,932,880	203,000,706
Total assets	82,030,486	209,298,900	204,632,996
Current liabilities:
Accrued expenses		2,787,773	76,474
Working capital loan- related party	250,000
Total current liabilities	4,251,595	2,854,360	76,474
Deferred underwriter fee payable	5,999,964	5,999,964	5,999,964
Total liabilities	10,251,559	8,854,324	6,076,438
Commitments and contingencies (Note 9)
Class A ordinary shares subject to possible redemption; 7,408,425 and 19,999,880 shares at redemption value, respectively	81,950,013	208,932,880
Mezzanine equity		208,932,880
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common shares
Additional paid-in capital
Accumulated deficit	(10,171,669)	(8,488,887)	(4,442,807)
Total shareholders’ deficit	(10,171,086)	(8,488,304)	(4,442,224)
Total deficit		(8,488,304)	(4,442,224)
Total liabilities, mezzanine equity and shareholders’ deficit	82,030,486	209,298,900	204,632,996
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents	51,022,535	62,798,729	62,754,165
Short-term investments	2,040,892	2,000,000	2,063,003
Restricted cash	6,640,825	6,756,989	6,438,287
Accounts receivable, net	2,451,000	3,067,697	2,880,915
Prepayments to remittance agents	137,474	92,485	87,766
Escrow money receivable	5,169,223	4,443,985	2,624,687
Amounts due from related parties	7,537,737	4,483,228	2,891,286
Prepayments, receivables and other assets	26,645,326	37,462,183	31,197,488
Total current assets	101,645,012	121,105,296	110,937,597
Investment in an equity security	100,000	100,000	100,000
Equipment and software, net	1,034,467	1,321,621	1,335,092
Right-of-use asset	183,651	342,432	116,777
Intangible assets	7,543,634	9,849,778	13,383,697
Goodwill	27,001,383	27,001,383	19,229,528
Deferred tax assets	782,439	768,617	106,151
Total assets	138,290,586	160,489,127	145,208,842
Current liabilities:
Bank overdraft	568,100		27,861
Borrowings	18,388,524	13,404,390	4,144,402
Receivable factoring	366,179	677,640	272,108
Escrow money payable	350,484	250,013	154,714
Client money payable	5,423,627	6,250,070	5,729,363
Accounts payable, accruals and other payables	47,777,283	58,845,018	69,824,179
Amounts due to related parties		83,757,317	52,165,395
Convertible bonds	9,993,832	9,192,140	7,561,050
Lease liabilities	175,965	174,061	117,203
Total current liabilities	166,160,705	172,550,649	139,996,275
Borrowings	2,549,994	7,879,279	2,104,343
Convertible bonds			9,192,140
Deferred tax liabilities	1,339,043	1,616,343	1,986,077
Employee benefit obligation	61,389	61,392
Other payables	15,470	158,895	23,758
Total liabilities	170,126,601	182,266,558	153,302,593
Mezzanine equity	2,957,948	2,957,948
Shareholders’ deficit:
Common shares	58,030	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373	29,172,373
Accumulated deficit	(87,680,088)	(76,768,829)	(60,090,694)
Accumulated other Comprehensive Loss	464,634	61,298	52,457
Total shareholders’ deficit	(57,985,051)	(47,477,128)	(30,807,834)
Non-controlling interests	23,191,088	22,741,749	22,714,083
Total deficit	(34,793,963)	(24,735,379)	(8,093,751)
Total liabilities, mezzanine equity and shareholders’ deficit	138,290,586	160,489,127	145,208,842
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption; 7,408,425 and 19,999,880 shares at redemption value, respectively		208,932,880	202,998,782
Mezzanine equity		208,932,880	202,998,782
Shareholders’ deficit:
Common shares
Common Class B [Member]
Shareholders’ deficit:
Common shares	583	583	583
Related Party [Member]
Current liabilities:
Amounts due to related parties	169,027	66,587
Related Party [Member] | Seamless Group Inc [Member]
Current assets:
Amounts due from related parties	7,537,737	4,483,228	$ 2,891,286
Current liabilities:
Amounts due to related parties	83,116,711	83,757,317
Nonrelated Party [Member]
Current liabilities:
Amounts due to related parties	$ 3,832,568	$ 2,787,773